Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMP. TABLE TOTAL FOR CEO (1)(2) ($)	COMP. ACTUALLY PAID TO CEO (1)(2) ($)	AVERAGE SUMMARY COMP. TABLE FOR OTHER NEOS (1)(2) ($)	AVERAGE COMP. ACTUALLY PAID TO OTHER NEOS (1)(2) ($)	TOTAL SHAREHOLDER RETURN (3) ($)	PEER GROUP TOTAL SHAREHOLDER RETURN (3)(4) ($)	NET INCOME ($ IN MILLIONS)	COMPANY-SELECTED MEASURE: NONPERFORMING ASSETS RATIO (5)
2025	1,492,001	674,229	798,986	226,587	76.0	211.4	$(35,168)	1.10%
2024	1,934,751	2,143,326	1,001,935	1,153,665	159.4	143.7	25,276	0.50%
2023	1,727,322	1,414,677	894,137	724,468	106.3	107.3	8,417	0.20%
2022	1,816,153	342,701	668,807	194,445	105.3	98.4	35,441	0.17%
2021	1,920,277	2,900,421	725,604	1,031,657	202.5	118.6	48,114	0.20%

Company Selected Measure Name	NONPERFORMING ASSETS RATIO
Named Executive Officers, Footnote
(1)

YEAR	PEO	NEOs
2025	David Becker	Nicole S. Lorch, Kenneth J. Lovik
2024	David Becker	Nicole S. Lorch, Kenneth J. Lovik
2023	David Becker	Nicole S. Lorch, Kenneth J. Lovik
2022	David Becker	Nicole S. Lorch, Kenneth J. Lovik, C. Charles Perfetti
2021	David Becker	Nicole S. Lorch, Kenneth J. Lovik, C. Charles Perfetti

Peer Group Issuers, Footnote	(4)Our peer group used for the Total Shareholder Return calculations is the S&P U.S. BMI Banks Index, which is the industry index used to show our performance in our Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 1,492,001	$ 1,934,751	$ 1,727,322	$ 1,816,153	$ 1,920,277
PEO Actually Paid Compensation Amount	$ 674,229	2,143,326	1,414,677	342,701	2,900,421
Adjustment To PEO Compensation, Footnote
(2)We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from the Summary Compensation Table (“SCT”) total related to pension value is not needed. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our CEO and our Other NEOs (as an average) is shown below:

Adjustments	2025
	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,492,001	798,986
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(628,001)	(315,416)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	369,127	185,441
(Subtraction) Addition: The difference between fair value from the end of the prior year to the end of this year of awards granted in any prior fiscal year that are outstanding and unvested at year end	(254,696)	(301,010)
Addition: Fair value of awards granted and vesting during such year as of the end of the year	-	-
(Subtraction) Addition: Difference in fair value from the end of the prior year to the vesting date of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(28,735)	(12,300)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	(275,467)	(129,114)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in fair value or total compensation for the covered year	–	–
Compensation Actually Paid (as calculated)	674,229	226,587

Non-PEO NEO Average Total Compensation Amount	$ 798,986	1,001,935	894,137	668,807	725,604
Non-PEO NEO Average Compensation Actually Paid Amount	$ 226,587	1,153,665	724,468	194,445	1,031,657
Adjustment to Non-PEO NEO Compensation Footnote
(2)We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from the Summary Compensation Table (“SCT”) total related to pension value is not needed. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our CEO and our Other NEOs (as an average) is shown below:

Adjustments	2025
	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,492,001	798,986
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(628,001)	(315,416)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	369,127	185,441
(Subtraction) Addition: The difference between fair value from the end of the prior year to the end of this year of awards granted in any prior fiscal year that are outstanding and unvested at year end	(254,696)	(301,010)
Addition: Fair value of awards granted and vesting during such year as of the end of the year	-	-
(Subtraction) Addition: Difference in fair value from the end of the prior year to the vesting date of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(28,735)	(12,300)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	(275,467)	(129,114)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in fair value or total compensation for the covered year	–	–
Compensation Actually Paid (as calculated)	674,229	226,587

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measure
Nonperforming Assets Ratio
Texas Ratio
Return on Average Assets
Net Interest Income

Total Shareholder Return Amount	$ 76.0	159.4	106.3	105.3	202.5
Peer Group Total Shareholder Return Amount	211.4	143.7	107.3	98.4	118.6
Net Income (Loss)	$ (35,168,000,000)	$ 25,276,000,000	$ 8,417,000,000	$ 35,441,000,000	$ 48,114,000,000
Company Selected Measure Amount	1.10	0.50	0.20	0.17	0.20
PEO Name	David Becker	David Becker	David Becker	David Becker	David Becker
Additional 402(v) Disclosure	Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table.
Measure:: 1
Pay vs Performance Disclosure
Name	Nonperforming Assets Ratio
Non-GAAP Measure Description
(5)Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link Compensation Actually Paid to our NEOs for 2025 to our company’s performance, is our ratio of nonperforming assets to total assets, which we refer to as our “nonperforming assets ratio.” This measure is one of the four metrics used to determine annual bonus plan awards for each of the years presented. Further, all PRSUs granted in each of the years require a threshold nonperforming asset ratio in order to vest and settle into shares.

Measure:: 2
Pay vs Performance Disclosure
Name	Texas Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Net Interest Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (628,001)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	369,127
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,696)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,735)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(275,467)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(315,416)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,441
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301,010)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,300)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,114)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0